Interest in joint venture - Schedule of movement in interest in joint venture (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of joint ventures [line items]
Beginning balance	$ 41,236
Ending balance	36,817
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Beginning balance	41,236	$ 47,908
Share of results in joint venture	(4,419)	(1,696)
Ending balance	$ 36,817	$ 46,212